NATIXIS FUNDS TRUST I

May 5, 2026

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Natixis Funds Trust I
(File Nos.: 2-98326 and 811-04323)

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, I hereby certify that the Statement of Additional Information, dated May 1, 2026, for the Mirova Global Megatrends Fund, Natixis Oakmark International Fund, Natixis U.S. Equity Opportunities Fund and Vaughan Nelson Small Cap Fund, each a series of Natixis Funds Trust I, does not differ from that contained in Post-Effective Amendment No. 166 that was filed electronically on April 29, 2026.

Please direct any questions or comments to me at 617-449-2816.

Very truly yours,

/s/ Jan Ryu Koo
Jan Ryu Koo
Assistant Secretary